Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	CPFL Energy INC
Entity Central Index Key	0001300482
Document Type	20-F
Trading Symbol	CPL
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,017,914,746
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017